Net commission income (Tables)	12 Months Ended
Dec. 31, 2018
Net fee And Commission Income [abstract]
Schedule of Fee and Commission Income
22 Net fee and commission income

Fee and commission income
	2018	2017	2016
Funds transfer	1,394	1,172	1,103
Securities business	618	532	497
Insurance broking	173	176	181
Asset management fees	170	116	91
Brokerage and advisory fees	584	548	477
Other	1,302	1,321	1,232
	4,240	3,865	3,581

Schedule of Fee and Commission Expense
Fee and commission expenses
	2018	2017	2016
Funds transfer	597	437	403
Securities business	170	150	166
Insurance broking	2	4	8
Asset management fees	4	5	5
Brokerage and advisory fees	220	192	166
Other	448	367	400
	1,442	1,155	1,148